Average Annual Total Returns - Diversified Value Portfolio	Diversified Value Portfolio 1 Year	Diversified Value Portfolio 5 Years	Diversified Value Portfolio 10 Years	Russell 1000 Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000 Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000 Value Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	11.78%	10.30%	10.60%	2.80%	9.74%	10.50%	20.79%	15.36%	13.74%